FUTURE POLICY BENEFITS - Revenue and Interest Recognized in the Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Direct Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 160	$ 47	$ 292	$ 47
Interest Expense	51	5	74	5
Pension Risk Transfer
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	499	1,128	675	1,237
Interest Expense	$ 37	$ 15	$ 37	$ 15